Equity Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended
	May 17, 2024	Jan. 31, 2024	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jul. 31, 2024	Jul. 10, 2024	Jun. 07, 2024	Jan. 26, 2024	Oct. 28, 2022	Aug. 31, 2022
Equity Transactions [Line Items]
Warrant exercise price (in Dollars per share)							$ 287.5					$ 11.5		$ 11.5
Proceeds from issuance of shares (in Dollars)				$ 1,566	$ 4,543		$ 17,441	$ 4,742
Common stock, value (in Dollars)				2		$ 2	$ 2	1
Amount available to drawn (in Dollars)								95,300
Outstanding warrants												16,788,000,000		16,788,000
Tumim Stone Capital [Member]
Equity Transactions [Line Items]
Proceeds from issuance of shares (in Dollars)								$ 4,700
Shares issued								260,000
Series A Warrants [Member]
Equity Transactions [Line Items]
Warrants expiry date							Jun. 04, 2029
Series B Warrants [Member]
Equity Transactions [Line Items]
Warrants expiry date							Jun. 04, 2025
Common Stock [Member]
Equity Transactions [Line Items]
Commitment fee, equity line financing, shares issued								8,754
Common Stock [Member] | Tumim Stone Capital [Member]
Equity Transactions [Line Items]
Long-term purchase commitment, amount (in Dollars)							$ 1,000
Commitment fee, equity line financing, shares issued							8,730
Common Stock [Member] | Pre-funded Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock							181,449
Warrant exercise price (in Dollars per share)							$ 0.0001
Common Stock Purchase Agreement [Member] | Tumim Stone Capital [Member]
Equity Transactions [Line Items]
Common stock, value (in Dollars)															$ 100,000
Commitment fee payable amount (in Dollars)															$ 2,500
Long-term purchase commitment, amount (in Dollars)								$ 1,500	$ 1,500
January 2024 Offering [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock							21,682
Warrant exercise price (in Dollars per share)							$ 22.83
Warrant exerciseable date		Jun. 04, 2024					Jul. 30, 2024
Placement agent fee paid (in Dollars)							$ 700
Warrants issued fair value (in Dollars)							300
January 2024 Offering [Member] | Common Stock [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock													252,182
Warrant exercise price (in Dollars per share)													$ 0.0001
Aggregate gross proceeds (in Dollars)		$ 9,000
January 2024 Offering [Member] | Common Stock [Member] | Pre-funded Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock													181,449
Warrant exercise price (in Dollars per share)													$ 0.0001
July 2024 Offering [Member] | Common Warrants [Member]
Equity Transactions [Line Items]
Warrant exercise price (in Dollars per share)											$ 10.55
Warrants expire											5 years
Common warrants maturity due											30 days
July 2024 Offering [Member] | Common Stock [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock											947,868
Warrant exercise price (in Dollars per share)											$ 0.0001
Aggregate gross proceeds (in Dollars)							10,000
July 2024 Offering [Member] | Common Stock [Member] | Common Warrants [Member]
Equity Transactions [Line Items]
Warrant exercise price (in Dollars per share)										$ 10.55
August 2024 At-The-Market Offering [Member]
Equity Transactions [Line Items]
Proceeds from issuance of shares (in Dollars)				$ 900		$ 5,500	$ 100
August 2024 At-The-Market Offering [Member] | Common Stock [Member]
Equity Transactions [Line Items]
Shares issued				483,755		2,263,643	12,218
February 2025 Offering [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock			247,059
Warrant exercise price (in Dollars per share)				$ 2.13		$ 2.13
Placement agent fee paid (in Dollars)				$ 400
Warrants expiry date			Jan. 30, 2029
February 2025 Offering [Member] | Pre-funded Warrants [Member]
Equity Transactions [Line Items]
Warrants exercised				2,070,412
Outstanding warrants				746,000		746,000
February 2025 Offering [Member] | Common Warrants [Member]
Equity Transactions [Line Items]
Warrant exerciseable date			Mar. 28, 2025
Warrants expiry date			Mar. 28, 2030
February 2025 Offering [Member] | Common Stock [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock			713,000
Aggregate gross proceeds (in Dollars)			$ 6,000
February 2025 Offering [Member] | Common Stock [Member] | Pre-funded Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock			2,816,412
Warrant exercise price (in Dollars per share)			$ 0.0001
H.C. Wainwright & Co., LLC [Member] | July 2024 Offering [Member]
Equity Transactions [Line Items]
Warrants expire	5 years
Aggregate cash fee percentage	6.40%
Percentage of management fee of gross proceeds	1.00%
Placement agent expenses (in Dollars)	$ 800
Percentage of warrants to purchase common stock Equal to number of shares placed in offering	7.00%
Percentage of placement warrant exercise price equal to offering price	125.00%
H.C. Wainwright & Co., LLC [Member] | July 2024 Offering [Member] | Common Warrants [Member]
Equity Transactions [Line Items]
Warrant exercise price (in Dollars per share)	$ 13.1875
Maximum [Member] | H.C. Wainwright & Co., LLC [Member] | July 2024 Offering [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock	66,351,000
Private Placement [Member] | Common Stock [Member]
Equity Transactions [Line Items]
Warrant exercise price (in Dollars per share)							$ 20.76
Private Placement [Member] | Common Stock [Member] | Series A Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock							433,631
Private Placement [Member] | Common Stock [Member] | Series B Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock							216,816
Private Placement [Member] | January 2024 Offering [Member] | Common Stock [Member]
Equity Transactions [Line Items]
Warrant exercise price (in Dollars per share)				$ 1.7		$ 1.7							$ 20.76
Warrants expiry date				Jan. 30, 2029		Jan. 30, 2029
Private Placement [Member] | January 2024 Offering [Member] | Common Stock [Member] | Series A Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock													433,631
Private Placement [Member] | January 2024 Offering [Member] | Common Stock [Member] | Series B Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock				216,816		216,816							216,816
Warrants expiry date													Jun. 04, 2025
Private Placement [Member] | February 2025 Offering [Member] | Common Stock [Member]
Equity Transactions [Line Items]
Warrant exercise price (in Dollars per share)			$ 1.7
Private Placement [Member] | February 2025 Offering [Member] | Common Stock [Member] | Common Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock			3,529,412
Private Placement [Member] | Maximum [Member] | July 2024 Offering [Member] | Common Stock [Member] | Common Warrants [Member]
Equity Transactions [Line Items]
Warrants to purchase Common stock											947,868,000